Expense Example - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	13
5 years	26
10 years	$ 62